April 17, 2009

VIA EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel/ Office of Insurance Products
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Re:                          Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account – G
Pre-Effective Amendment No. 2, 1933 Act File No. 333-155153

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this pre-effective amendment in response to your oral comments provided on March 16, 2009.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Responses to your comments are below:

1.	Summary: Policy Benefits - Taxes (pp. 4-5).
Comment
Consider using the full company name in the first instance in which it appears or add a term to the glossary defining "Nationwide".

Response
The "Appendix B: Definitions" section was revised to add "Nationwide" as a defined term as follows:

Nationwide, us, we, our or the Company – Nationwide Life and Annuity Insurance Company.

2. Fee Tables: Format (pp. 7-10).
Comment
(a)Revise the Fee Tables to present maximum, minimum, representative, and current charges headings under the "Charge" column. (b) Additionally, strike "from the policy's Cash Value" in the Partial Surrender Fee and Surrender Charges "Amount Deducted" column and "Other Than Mutual Fund Operating Expenses" from the "Periodic Charges Other Than Mutual Fund Operating Expenses For Riders" table.  (c) Finally, increase the font size of the text in the "In Summary: Fee Tables" to be at least as large as the font utilized in the footnotes.

Response
The fee tables have been revised accordingly.

3. Fee Table Representative Examples and Footnotes (pp. 7-10).
Comment
Reconcile the characteristics listed in the Representative Examples in the "In Summary: Fee Tables" with the characteristics in the footnotes. Strike variables if they are not necessary.  Also, consider using cross-references to limit footnote text.

Response
The Representative Examples in the fee tables and the footnotes have been modified accordingly.  "Issue Age" has been added to "Appendix B: Definitions" as a defined term and capitalized as necessary in the body of the registration statement.

Issue Age – A person's Attained Age on the Policy Date.

4. Fee Table – Adjusted Sales Load Life Insurance Rider Charge (p. 8).
Comment
Please clarify the text in the "Amount Deducted From Cash Value" column.

Response
The text has been revised to reflect the following:

Maximum:	$0.14 for each $1,000 of aggregate Premiums, for each 1% of Premium Load you elect to replace
Currently:	$0.14 for each $1,000 of aggregate Premiums, for each 1% of Premium Load you elect to replace

5. Fee Table – Extended Death Benefit Guarantee Rider Charge and footnote 14 (p. 9).
Comment
Please clarify how the variables in footnote 14 can, in fact, be variables if they are "any age, any underwriting classification, and any elected lifetime duration of the Base Policy Specified Amount".

Response
Footnote 14 has been revised as follows:

The Extended Death Benefit Guarantee Rider Charge varies by policy based on the Insureds' Issue Ages, underwriting classes, death benefit option and the elected duration and percentage of the Base Policy Specified Amount to be guaranteed by this Rider.  The maximum charge assumes: the younger Insured is: male; Issue Age 85; tobacco; and twenty-five year duration of the Base Policy Specified Amount to be guaranteed by this Rider. The minimum charge assumes: the younger Insured is female; Issue Age 18; non-tobacco preferred; and a twenty-one year duration of the Base Policy Specified Amount is guaranteed by this Rider.  The charges shown may not be representative of the charges that a particular policy owner may pay.

6. Changing the Amount of Insurance Coverage (p. 18).
Comment
State the circumstances under which an additional Underwriting and Distribution Charge will apply (ie. will the Underwriting and Distribution Charge always apply or only if the increase causes the COI to increase).

Response
The fourth sentence in the second paragraph under "Changing the Amount of Insurance Coverage" has been revised to reflect the following (emphasis added):

An additional Underwriting and Distribution Charge will also apply whenever you increase the Base Policy Specified Amount.

7. Surrender Charges (pp. 20-21).
Comment
In the newly added last paragraph, it is indicated that customers can contact Nationwide.  State what information will be provided and if/when there is a charge for the information.

Response
The last paragraph of the Surrender Charges provision was revised as follows (emphasis added):

More information relating to the calculation of the maximum Surrender Charge can be found in the Statement of Additional Information, which is available to you free of charge.  We can also provide you with Surrender Charge information specific to your policy free of charge.  To request a Statement of Additional information or additional information regarding your Surrender Charge, contact us at the phone number or address on page 1 of this prospectus.

8. Policy Split Option Rider (pp. 24-25).
Comment
Please clarify the disclosure to reflect the narrow applicability of this Rider.  Specifically, make it clear that this Rider may provide no benefit if the two limited qualifying events never occur which will reduce inappropriate Rider election/purchase.

Response
The first paragraph has been revised and a second paragraph has been added to the Policy Split Option Rider section as follows:

The Policy Split Option Rider is only available for election at the time of application.  The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability.  When you invoke this Rider, a separate policy on the life of each Insured will be issued.

You should carefully review this section of the prospectus and the Rider form prior to purchasing this Rider.  This Rider may only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes (see below).

9. No Charge Four Year Term Insurance Rider and Four Year Term Insurance Rider (pp. 26-27).

Comment
Clarify existing disclosure language located in the third paragraph of each Rider description.

Response
The language has been revised as follows:

The Rider Specified Amount will not change, unless the Total Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will be decreased proportionally.

10.   Extended Death Benefit Guarantee Rider (pp. 27-29).
Comment.
Explain, conceptually, what each value/test represents.

Response
Structure and language changes have been made in an effort to clarify the existing disclosure.

11.  Policy Owner Services – Enhanced Dollar Cost Averaging (p. 30).
Comment
Clarify the procedural aspects of participation.  Specifically, state what "...in connection with initial Premiums... " means and whether premium received as a result of a Specified Amount increase qualifies for inclusion in the enhanced dollar cost averaging program.

Response
The first sentence of the "Enhanced Dollar Cost Averaging" provision has been revised as follows:

Periodically, we may offer enhanced dollar cost averaging programs.  When offered, these programs will be available only at the time of application.  All or a portion of the initial Premium may be applied to a program.  Subsequent Premium is not eligible for inclusion in the program.

12.  Lapse – Guaranteed Policy Continuation Provision (p. 32).
Comment
Clarify existing language in the last sentence of the first paragraph, or in the alternative, revise to state that Nationwide will advise the policyowner of the amount necessary to keep the policy in force.

Response
Additional disclosure has been added to the end of the first paragraph as follows:

The monthly initial death benefit guarantee premium is shown on the Policy Data Pages.   For assistance in determining if your policy meets the requirements of this provision, contact us at the phone number or address listed on page 1.

13.   Appendix B: Definitions – definition of "In Force" (pp. 53-54).
Comment
The revised definition of "In Force" is circular.  Consider identifying what determines when a policy is "In Force".

Response
The definition of "In Force" has been revised as follows:

In Force – Any time during which benefits are payable under the policy and any elected Rider(s).

14. SAI – Underwriting Procedure (p. 2).
Comment
If "Flat Extras" are an additional charge under the policy, state them in the In Summary: Fee Tables.

Response
All references to "flat extras" have been deleted and in their place, the defined term "Substandard Ratings" is utilized.  Any charge assessed because of a flat extra is already accounted for and represented in the maximum Cost of Insurance Charge (ie., $83.34 per $1,000 of Net Amount At Risk); therefore it is not necessary to add it as an additional charge in the "In Summary: Fee Tables".

15. SAI – Maximum Surrender Charge Calculation (p. 3).
Comment
Explain "D" and "E" of the Maximum Surrender Charge Calculation.  Additionally, state what information will be provided to policyowners should they request additional information.

Response
"D" and "E" have been revised as follows (emphasis added):

D = the guaranteed maximum policy charges and deductions that can be assessed under the policy during the first policy year assuming investment in the fixed account only;

E = the average of the guaranteed maximum policy charges and deductions that can assessed under the policy for policy years 2 through 20, assuming investment in the fixed account only;

Additionally, the last sentence of this section was revised as follows:

A table of maximum surrender charges applicable to your policy can be found in the Policy Data Pages.  For additional information, contact us at the phone number or address listed on page 1 of the Statement of Additional Information.

16. Part C – Item 26 – Exhibits – (k ) Opinion of Counsel.
Comment
Please revise the opinion of counsel to comply with Item 26 of Form N-6.

Response
Opinion of Counsel has been revised accordingly.

17. Part C – Item 33 - Fee Representation.
Comment
State the full name of the depositor.

Response
This item has been revised as requested.

18. Other Required Disclosure, Exhibits, and Representations.
Any exhibits, financial statements or other required disclosure not included in this Pre-Effective Amendment No. 2 will be filed in a subsequent pre-effective amendment to the Registration Statement prior to its effectiveness.

We acknowledge the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	the insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the Staff of the Commission,  or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely,

/s/ CHRISTINE M. WALKUP
Christine M. Walkup
Senior Counsel
Nationwide Life and Annuity Insurance Company